Accounts Receivable and Other Receivables, Net (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable and Other Receivables, Net [Abstract]
Allowance for doubtful accounts	€ 515,564	€ 417,922
Bad debt expense	€ 138,941	€ 84,394	€ 19,454